Trade and other receivables - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024
Trade and other receivables
Loans receivables	$ 3,858
Number of independent third party loans | loan	2
Credit term for trade receivables	30 days	30 days
Minimum
Trade and other receivables
Credit term for trade receivables	30 days
Maximum
Trade and other receivables
Credit term for trade receivables	90 days
Repayable in first quarter
Trade and other receivables
Loans receivables	$ 1,800
Interest rate	3.50%
Repayable in March 2026
Trade and other receivables
Loans receivables	$ 2,000
Interest rate	10.00%